PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities (Details) $ in Millions			1 Months Ended						12 Months Ended
	Nov. 03, 2022 COP ($)	Sep. 28, 2015 COP ($)	Oct. 31, 2022 USD ($) Transaction Institution	Apr. 30, 2022 USD ($)	Mar. 31, 2022 COP ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2022 COP ($)	Sep. 20, 2022 USD ($)
PROVISIONS AND CONTINGENT LIABILITIES
Threshold amount of contingencies significant to financial statements									$ 7,090
Fiduciaria Bancolombia | Quinta Sur S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought					$ 128,000
Banistmo | Constructora Tymsa S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought						$ 10,000
Banistmo | Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				$ 5,000
Banistmo | Deniss Rafael Perez Perozo, Carlos Perez Leal and others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought								$ 5,252,435
Partial payment received, flagged as irregular activity									299
Banistmo and 5 International banks | Legal proceedings contingent liability | DD&C, Carlos Perez Leal and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought			$ 28,100
Aggregate amount of alleged fraudulent transactions			$ 1,900
Number of international banks of the company against whom the case if file | Institution			5
Number of international transactions on which legal is sought for compensation | Transaction			6
Banco Agricola S.A. | Direccion General de Impuestos Internos of El Salvador
PROVISIONS AND CONTINGENT LIABILITIES
Tax liability amount under examination							$ 11,116
Adjusted rental tax										$ 6,341
Arrendadora Financiera | Cordal
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought									6,454
Banco Agromercantil | Delicarnes
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought									$ 69,956
Banco Agromercantil | Bapa Holdings Corporation
PROVISIONS AND CONTINGENT LIABILITIES
Amount invested													$ 7,000
Banco Agromercantil | Superintendencia de Administracion Tributaria
PROVISIONS AND CONTINGENT LIABILITIES
Tax adjustment amount											$ 13,583
Bancolombia S.A. | Legal proceedings contingent liability | Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought	$ 65,000
Bancolombia S.A. | Legal proceedings contingent liability | Fiscal Responsibility Proceeding
PROVISIONS AND CONTINGENT LIABILITIES
Price agreed		$ 19,000
Bancolombia S.A. | Legal proceedings contingent liability | Remediation Plan for Santa Elena's property
PROVISIONS AND CONTINGENT LIABILITIES
Legal proceedings provision												$ 68,726